Other Receivables and Prepayments	6 Months Ended
Sep. 30, 2017
Other Receivables and Prepayments [Abstract]
OTHER RECEIVABLES AND PREPAYMENTS

3 — OTHER RECEIVABLES AND PREPAYMENTS

Other receivables and prepayments consist of the following:

	September 30, 2017	March 31, 2017
Advances to employees	$7,027	$6,604
Advances to service providers	4,994	61,779
Deposits for leases due within one operating period	53,697	22,030
Prepayments	192,860	—
Interest Receivables	50,402	—
Total	$308,980	$90,413